Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of changes in allowance for credit loss consisted - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in allowance for credit loss consisted [Abstract]
Balance, beginning of the year	$ 612,249
Provision for credit losses	15,757	617,496
Write-off uncollectable accounts receivable	(612,249)
Translation adjustment	899	(5,247)
Balance, end of the year	$ 16,656	$ 612,249